ACQUIRED INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)
Acquired Finite Lived Intangible Asset Gross	¥ 115,175		¥ 113,925
Accumulated amortization	(85,931)		(78,221)
Impairment provision	(4,314)		(4,314)
Acquired intangible assets, net	24,930	$ 3,733	31,390
Technology rights for licensed seeds [Member]
Acquired Finite Lived Intangible Asset Gross	100,602		99,602
Distribution network [Member]
Acquired Finite Lived Intangible Asset Gross	6,739		6,739
Others [Member]
Acquired Finite Lived Intangible Asset Gross	¥ 7,834		¥ 7,584